RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2019
Related party transactions [abstract]
Disclosure of information about key management personnel
	For the three months	For the three months
	ended	ended
	March 31 2019	March 31 2018
	$	$
Wage and short-term benefits	245,597	219,420
Share-based payments	357,347	949,773
	602,944	1,169,193